Related party transactions - Additional Information (Details) - EUR (€)		1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Jan. 14, 2021	Jul. 31, 2021	Jun. 30, 2021	Oct. 31, 2021	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Consideration paid in cash						€ 117,686,000	€ 585,000	€ 4,224,000
Group’s percentage interest						90.00%
Private warrants
Disclosure of transactions between related parties [line items]
Number of private warrants issued (in shares)								800,000
Warrants issued								€ 1,236,000
PKB Bank AG
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions					€ 5,000,000
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral to entity, related party transactions							€ 6,875,000	7,500,000
Monterubello
Disclosure of transactions between related parties [line items]
Stock repurchased								€ 455,000
Stock repurchased (in shares)								54,600,000
Other short-term employee benefits								€ 10,923,000
Subsidiaries | Discontinued operations | Agnona
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold	70.00%			30.00%
Consideration paid	€ 1			€ 500,000
Subsidiaries | Lanificio
Disclosure of transactions between related parties [line items]
Percentage of additional interest acquired in subsidiary		10.00%
Consideration paid in cash		€ 9,600,000
Group’s percentage interest		100.00%
Subsidiaries | Thom Browne
Disclosure of transactions between related parties [line items]
Percentage of additional interest acquired in subsidiary			5.00%
Consideration paid in cash			€ 30,653,000
Group’s percentage interest			90.00%